Form 13F

Form 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended:  December  31, 2000"

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) :  [  ] is a restatement.
                                    [  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:  The Duke Endowment
Address:  100 North Tryon Street Suite 3500
"                 Charlotte, North Carolina 28202-4012"

Form 13F File Number:  28-685

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all " "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of " this form.

Person Signing this Report on Behalfof Reporting Manager:

Name:  Janice C. Walker
Title:    CFO & Treasurer
Phone:  (704) 376-0291

"Signature, Place, and Date of Signing:"
Janice C. Walker	"Charlotte, N.C."		"February 07,2001"			10-Aug-99
___________________      _______________________    _____________
[Signature]	"[City, State]"		[Date]			[Date]

Report Type (Check only one.) :

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this
"       report, and all holdings are reported by other reporting"
         manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 28

"Form 13F Information Table Value Total:  $394,382"

Provide a numbered list of the name(s) and Form 13F file number (s) of all institutional investment managers with respect
"to which this report is filed, other than the manager filing this" report.

None

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			FORM 13F INFORMATION TABLE
			VALUE	SHARES/			SH/	PUT/	INVSTMT	VOTING AUTHORITY
Name of Issuer	Title of Class	CUSIP	(X$1000)	PRN AMT			PRN	CAL	DSRETN	SOLE	SHARED	NONE


DUKE ENERGY CORP COM	COM	264399106	"372,945 "	"4,374,721"			SH		SOLE	"4,374,721"
ADC TELECOMMUNICATIONS HELD AT CHASE H&Q	COM	S86666740	"4,753 "	"262,253"			SH		SOLE	"262,253"
CISCO SYSTEMS HELD AT LEHMAN BROTHERS	COM	S86568840	316 	"2,444"			SH		SOLE	"2,444"
"COBALT NETWORKS, INC. HELD AT SMITH"	COM	S86636090	288 	"6,684"			SH		SOLE	"6,684"
FINISAR CORP HELD AT DAIN RAUSCHER	COM	S86666760	438 	"15,120"			SH		SOLE	"15,120"
"HEALTHCENTRAL.COM, INC. HELD A"	COM	S86627660	47 	"11,757"			SH		SOLE	"11,757"
"ILLUMINET HOLDINGS, INC. HELD AT"	COM	S86636080	781 	"32,722"			SH		SOLE	"32,722"
INTERNET CAPITAL GROUP HELD AT CSFB	COM	S86609560	610 	"17,477"			SH		SOLE	"17,477"
INTERNET CAPITAL GROUP HELD AT LEHMAN	COM	S86625350	216 	"5,821"			SH		SOLE	"5,821"
"LUCENT TECHNOLOGIES, INC HELD AT CHASE"	COM	S86666770	"2,253 "	"166,877"			SH		SOLE	"166,877"
"LUCENT TECHNOLOGIES, INC. HELD AT CHASE"	COM	S86667810	234 	"17,303"			SH		SOLE	"17,303"
"MICROTUNE, INC. HELD AT CHASE H&Q FROM"	COM	S86651190	226 	"13,661"			SH		SOLE	"13,661"
"NEOFORMA.COM, INC. HELD AT U.S. TRUST"	COM	S86620300	19 	"23,515"			SH		SOLE	"23,515"
NETCENTIVES HELD AT SMITH BARNEY	COM	S86584930	102 	"26,815"			SH		SOLE	"26,815"
"NETZERO, INC. HELD AT ROBERTSON STEPHENS"	COM	S86656600	29 	"33,049"			SH		SOLE	"33,049"
NIKU HELD AT THOMAS WEISEL PARTNERS	COM	S86634440	289 	"31,799"			SH		SOLE	"31,799"
PEGASUS COMMUNICATIONS CORP HELD AT PAIN	COM	S86669110	238 	"9,242"			SH		SOLE	"9,242"
"RED HAT, INC.  HELD AT GOLDMAN SACHS"	COM	S86609550	667 	"88,552"			SH		SOLE	"88,552"
SBA COMMUNICATIONS CORP HELD AT LEHMAN	COM	S86594370	318 	"7,721"			SH		SOLE	"7,721"
SCIENT CORPORATION HELD AT MORGAN	COM	S86655300	133 	"40,789"			SH		SOLE	"40,789"
"SONUS NETWORKDS, INC. HELD AT J.P."	COM	S86629610	889 	"35,221"			SH		SOLE	"35,221"
"SONUS NETWORKS, INC. HELD AT CHASE H & Q"	COM	S86666780	"5,336 "	"211,325"			SH		SOLE	"211,325"
"SONUS NETWORKS, INC. HELD AT CHASE H& Q"	COM	S86666750	958 	"37,936"			SH		SOLE	"37,936"
USIX HELD AT CSFB	COM	S86623600	98 	"21,593"			SH		SOLE	"21,593"
USIX HELD AT CSFB	COM	S86640430	75 	"22,981"			SH		SOLE	"22,981"
VA LINUX SYSTEMS HELD AT DEUTSCHE BANK	COM	S86629650	"1,218 "	"29,135"			SH		SOLE	"29,135"
"VITRIA TECHNOLOGY, INC HELD AT"	COM	S86652150	794 	"102,442"			SH		SOLE	"102,442"
WIT CAPITAL GROUP HELD @ SMITH BARNEY	COM	S86541670	112 	"31,117"			SH		SOLE	"31,117"


TOTAL			"394,382"
The Duke Endowment is also the beneficial owner of certain securities which are reported on Forms 13F by outside investment managers.
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